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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.

                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Bluecrest Capital Management Limited
Address:          40 Grosvenor Place, London SW1X 7AW, UK

Form 13F File Number: 028-11935

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark Jessop
Title:   Operations Manager
Phone:   + 44 20 3180 5804

Signature, Place, and Date of Signing:

/s/ Mark Jessop                           London, UK             August 12, 2008
--------------------------          -------------------------    ---------------
      [Signature]                        [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                       0
                                                              ------------

Form 13F Information Table Entry Total:                                 29
                                                              ------------

Form 13F Information Table Value Total:                           $107,444
                                                              ------------
                                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.            Form 13F File Number            Name
         -----------    ------------------------        ----------------

         NONE


                                              Bluecrest Capital Management Limited
                                                   Form 13F Information Table
                                                   Quarter ended June 30, 2008

                                                                                     Investment Discretion          Voting Authority

                                                 Fair Market   Shares or
                         Title of       Cusip       Value      Principal  SH/  Put/       Shared- Shared- Other
Issuer                   of Class       Number  (in thousands)   Amount   PRN  Call Sole  Defined Other   Mngrs**   Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
AIRMEDIA GROUP INC     SPONSORED ADR   009411109     $548       38,000    SH          X                            38,000
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED MICRO
DEVICES INC           NOTE 6.000% 5/0  007903AL1   $10,400    16,000,000  PRN         X                          16,000,000
------------------------------------------------------------------------------------------------------------------------------------
BANCO ITAU HLDG
FINANCIERA            SP ADR 500 PFD   059602201     $352       17,374    SH          X                            17,374
------------------------------------------------------------------------------------------------------------------------------------
BOSTON PPTYS LTD
PARTNERSHIP           NOTE 2.875% 2/1  10112RAK0    $9,336    10,000,000  PRN         X                          10,000,000
------------------------------------------------------------------------------------------------------------------------------------
BOSTON PPTYS LTD
PARTNERSHIP           NOTE 3.750% 5/1  10112RAG9   $19,856    18,000,000  PRN         X                          18,000,000
------------------------------------------------------------------------------------------------------------------------------------
BHP BILLITON PLC       SPONSORED ADR   05545E209     $294       3,800     SH          X                            3,800
------------------------------------------------------------------------------------------------------------------------------------
CEMEX SAB DE CV          SP ADR NEW    151290889    $2,951     119,506    SH          X                           119,506
------------------------------------------------------------------------------------------------------------------------------------
CLEAR CHANNEL
COMMUNICATIONS              COM        184502102      $16      100,000    SH    CALL  X                           100,000
------------------------------------------------------------------------------------------------------------------------------------
CLEAR CHANNEL
COMMUNICATIONS              COM        184502102      $10      200,000    SH    PUT   X                           200,000
------------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC               COM        172967101    $3,222     192,250    SH          X                           192,250
------------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC               COM        172967101     $580      200,000    SH    PUT   X                           200,000
------------------------------------------------------------------------------------------------------------------------------------
CME GROUP INC               COM        12572Q105    $3,065      8,000     SH          X                            8,000
------------------------------------------------------------------------------------------------------------------------------------
E TRADE FINANCIAL           COM        269246104      $90      300,000    SH    CALL  X                           300,000
------------------------------------------------------------------------------------------------------------------------------------
ENERNOC INC                 COM        292764107     $474       26,447    SH          X                            26,447
------------------------------------------------------------------------------------------------------------------------------------
FREEPORT-MCMORAN
COPPER & GO                 COM        35671D857     $703       6,000     SH          X                            6,000
------------------------------------------------------------------------------------------------------------------------------------



                                                                                     Investment Discretion          Voting Authority

                                                 Fair Market   Shares or
                         Title of       Cusip       Value      Principal  SH/  Put/       Shared- Shared- Other
Issuer                   of Class       Number  (in thousands)   Amount   PRN  Call Sole  Defined Other   Mngrs**   Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE REIT
INC                   NOTE 4.750% 7/1  42217KAQ9   $21,451   20,000,000   PRN         X                          20,000,000
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR            S&P 100 IDX FD   464287101    $8,965     154,200    SH          X                           154,200
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR            MSCI EMERG MKT   464287234    $2,670      19,700    SH          X                            19,700
------------------------------------------------------------------------------------------------------------------------------------
I SHARES TR           MSCI EMERG MKT   464287234    $5,973     500,000    SH    PUT   X                           500,000
------------------------------------------------------------------------------------------------------------------------------------
I SHARES TR           MSCI EMERG MKT   464287234     $935      840,000    SH    PUT   X                           840,000
------------------------------------------------------------------------------------------------------------------------------------
MOLECULAR INSIGHT
PHARM INC                   COM        60852M104     $135       24,671    SH          X                            24,671
------------------------------------------------------------------------------------------------------------------------------------
NAVTEQ CORP                 COM        63936L100      $45      100,000    SH    PUT   X                           100,000
------------------------------------------------------------------------------------------------------------------------------------
OMNICARE INC          DBCV 3.250% 12/1 681904AL2    $1,517    2,000,000   PRN         X                          2,000,000
------------------------------------------------------------------------------------------------------------------------------------
PETROLEO BRASILEIRO
SA PETRO               SPONSORED ADR   71654V408     $132       1,868     SH          X                            1,868
------------------------------------------------------------------------------------------------------------------------------------
RESEARCH IN MOTION
LTD                         COM        760975102     $495       50,000    SH    PUT   X                            50,000
------------------------------------------------------------------------------------------------------------------------------------
SELECT SECTOR
SPDR TR               SBI INT-FINL     81369Y605     $338       16,700    SH          X                            16,700
------------------------------------------------------------------------------------------------------------------------------------
VALERO ENERGY CORP          COM        91913Y100    $3,912      95,000    SH          X                            95,000
------------------------------------------------------------------------------------------------------------------------------------
VORNADO RLTY TR       DBCV 2.850% 4/0  929042AC3    $8,947    10,000,000  PRN         X                          10,000,000
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON MUT INC          COM        939322103      $32       6,600     SH          X                            6,600
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                            $107,444
(in thousands)
